Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42592
Entity Registrant Name	OFA GROUP
Entity Central Index Key	0002036307
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	90274
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	OFAL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	9,611,111
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2738
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of OFA Group (the Company) as of March 31, 2025 and 2024 and the related consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of changes in stockholders’ deficit and consolidated cash flows for the two years period then ended, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the two years periods ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	M&K CPAS, PLLC
Auditor Location	The Woodlands, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90274
City Area Code	(571)
Local Phone Number	246-1145
Contact Personnel Name	Thomas Gaffney
Contact Personnel Email Address	thomas@ofacorp.com